                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TCW London International Limited
Address:            865 South Figueroa Street, Suite 1800
                    Los Angeles, CA 90017

13F File Number:  28-06677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Linda D. Barker
Title:    Senior Vice President and Assistant Secretary
Phone:    (213) 244-0694
Signature, Place, and Date of Signing:

          /s/ Linda D. Barker
          ----------------------
          Los Angeles, CA
          Date: February 13, 2003

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

List of Other Managers Reporting for this Manager:
        Form-13F File Number 28-2494
        Name:  The TCW Group, Inc.